Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments, Joint Ventures, Investments, Debt And Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Available For Sale Securities

(in millions)	Amortized Cost or Costs(a)	Allowance for Credit Losses(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value(a)
December 31, 2022
Bonds available for sale:
U.S. government and government sponsored entities	$1,405	$—	$17	$(224)	$1,198
Obligations of states, municipalities and political subdivisions	6,808	—	42	(924)	5,926
Non-U.S. governments	5,251	(5)	25	(879)	4,392
Corporate debt	124,068	(116)	729	(19,989)	104,692
Mortgage-backed, asset-backed and collateralized:
RMBS	12,267	(27)	574	(870)	11,944
CMBS	11,176	—	7	(1,115)	10,068
CLO	8,547	—	15	(376)	8,186
ABS	11,752	—	15	(1,380)	10,387
Total mortgage-backed, asset-backed and collateralized	43,742	(27)	611	(3,741)	40,585
Total bonds available for sale(c)	$181,274	$(148)	$1,424	$(25,757)	$156,793

(in millions)	Amortized Cost or Costs(a)	Allowance for Credit Losses(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value(a)
December 31, 2021
Bonds available for sale:
U.S. government and government sponsored entities	$1,406	$—	$306	$—	$1,712
Obligations of states, municipalities and political subdivisions	7,321	—	1,362	(7)	8,676
Non-U.S. governments	6,026	—	495	(124)	6,397
Corporate debt	128,417	(72)	12,674	(956)	140,063
Mortgage-backed, asset-backed and collateralized:
RMBS	13,236	(6)	1,762	(34)	14,958
CMBS	10,903	—	451	(54)	11,300
CLO	7,382	—	73	(53)	7,402
ABS	7,902	—	205	(47)	8,060
Total mortgage-backed, asset-backed and collateralized	39,423	(6)	2,491	(188)	41,720
Total bonds available for sale(c)	$182,593	$(78)	$17,328	$(1,275)	$198,568
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(a)The table above includes available-for-sale securities issued by related parties. This includes RMBS which had a fair value of $39 million and $47 million, and an amortized cost of $43 million and $44 million as of December 31, 2022 and December 31, 2021, respectively. Additionally, this includes CDOs which had a fair value of $862 million and an amortized cost of $823 million as of December 31, 2021. There were no available-for-sale CDO securities issued by related parties as of December 31, 2022.
(b)Represents the allowance for credit losses that have been recognized. Changes in the allowance for credit losses are recorded through Net realized gains (losses) and are not recognized in Other comprehensive income (loss).
(c)At December 31, 2022 and December 31, 2021, the fair value of bonds available for sale held by us that were below investment grade or not rated totaled $16.7 billion and $20.4 billion, respectively.

Schedule of Unrealized Loss on Investments

	Less Than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2022
Bonds available for sale:
U.S. government and government sponsored entities	$761	$224	$—	$—	$761	$224
Obligations of states, municipalities and political subdivisions	5,076	924	—	—	5,076	924
Non-U.S. governments	3,932	868	—	—	3,932	868
Corporate debt	82,971	16,866	11,143	3,070	94,114	19,936
RMBS	6,227	653	903	171	7,130	824
CMBS	7,902	797	1,708	318	9,610	1,115
CLO	5,573	234	2,007	142	7,580	376
ABS	6,998	854	2,271	526	9,269	1,380
Total bonds available for sale	$119,440	$21,420	$18,032	$4,227	$137,472	$25,647

December 31, 2021
Bonds available for sale:
U.S. government and government sponsored entities	$—	$—	$—	$—	$—	$—
Obligations of states, municipalities and political subdivisions	201	4	48	3	249	7
Non-U.S. governments	1,198	58	376	66	1,574	124
Corporate debt	19,916	513	6,922	387	26,838	900
RMBS	1,235	30	27	2	1,262	32
CMBS	2,498	36	79	18	2,577	54
CLO	3,829	48	21	5	3,850	53
ABS	2,540	43	140	4	2,680	47
Total bonds available for sale	$31,417	$732	$7,613	$485	$39,030	$1,217

Fixed Maturity Securities Available For Sale by Contractual Maturity

	Total Fixed Maturity Securities Available for sale
(in millions)	Amortized Cost, Net of Allowance	Fair Value
December 31, 2022
Due in one year or less	$2,334	$2,290
Due after one year through five years	22,500	21,650
Due after five years through ten years	28,376	25,452
Due after ten years	84,201	66,816
Mortgage-backed, asset-backed and collateralized	43,715	40,585
Total	$181,126	$156,793

Realized Gain (Loss) on Investments

	Years Ended December 31,
	2022		2021		2020
(in millions)	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses	Gross Realized Gains	Gross Realized Losses
Fixed maturity securities	$120	$(677)	$894	$(144)	$1,022	$(440)

Fixed Maturity Securities and Equity Securities at Fair Value

	December 31, 2022		December 31, 2021
(in millions)	Fair Value*	Percent of Total	Fair Value*	Percent of Total
Fixed maturity securities:
Obligations of states, municipalities and political subdivisions	$37	1%	$50	2%
Non-U.S. governments	22	1%	17	1%
Corporate debt	2,222	56%	1,000	43%
Mortgage-backed, asset-backed and collateralized:
RMBS	165	4%	199	9%
CMBS	232	6%	234	10%
CLO	279	7%	283	12%
ABS	812	21%	299	13%
Total mortgage-backed, asset-backed and collateralized	1,488	38%	1,015	44%
Total fixed maturity securities	3,769	96%	2,082	90%
Equity securities	170	4%	242	10%
Total	$3,939	100%	$2,324	100%
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*The table above includes other securities measured at fair value issued by related parties, which are primarily Corebridge affiliates that are not consolidated. There were no equity securities with related parties as of December 31, 2022 or December 31, 2021.

Schedule Of Other Invested Assets

(in millions)	December 31, 2022	December 31, 2021
Alternative investments(a)(b)	$8,014	$7,527
Investment real estate(c)	1,831	2,349
All other investments(d)	573	691
Total(e)	$10,418	$10,567
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Equity Method Investments Summarized Financial Information

Years Ended December 31,
(in millions)	2022	2021	2020
Operating results:
Total revenues	$6,316	$9,425	$2,375
Total expenses	(579)	(674)	(778)
Net income	$5,737	$8,751	$1,597

December 31,
(in millions)	2022	2021
Balance sheet:
Total assets	$39,181	$33,894
Total liabilities	$(3,551)	$(4,453)

Carrying Amount and Ownership Percentage of Equity Method Investments

	December 31, 2022		December 31, 2021
(in millions)	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Equity method investments	$3,185	Various	$2,797	Various

Components of Net Investment Income
The following table presents the components of Net investment income:

	Years Ended December 31,
	2022			2021			2020
(in millions)	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total
Available-for-sale fixed maturity securities, including short-term investments	$6,725	$954	$7,679	$6,837	$1,296	$8,133	$6,841	$1,279	$8,120
Other bond securities	(30)	(378)	(408)	17	9	26	66	6	72
Equity securities	(82)	—	(82)	(290)	—	(290)	255	—	255
Interest on mortgage and other loans	1,703	176	1,879	1,479	184	1,663	1,489	166	1,655
Alternative investments*	675	170	845	1,851	318	2,169	584	12	596
Real estate	43	—	43	204	—	204	177	—	177
Other investments	100	—	100	115	—	115	13	—	13
Total investment income	9,134	922	10,056	10,213	1,807	12,020	9,425	1,463	10,888
Investment expenses	449	31	480	316	32	348	336	36	372
Net investment income	$8,685	$891	$9,576	$9,897	$1,775	$11,672	$9,089	$1,427	$10,516
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*
Components of Unrealized Gain (Loss) on Investments

	Years Ended December 31,
	2022			2021			2020
(in millions)	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total	Excluding Fortitude Re Funds Withheld Assets	Fortitude Re Funds Withheld Assets	Total
Sales of fixed maturity securities	$(325)	$(232)	$(557)	$103	$647	$750	$(78)	$660	$582
Change in allowance for credit losses on fixed maturity securities	(115)	(31)	(146)	8	3	11	(186)	17	(169)
Change in allowance for credit losses on loans	(76)	(44)	(120)	133	8	141	(61)	3	(58)
Foreign exchange transactions, net of related hedges(a)	695	61	756	310	20	330	89	(5)	84
Variable annuity embedded derivatives, net of related hedges(a)(b)	—	—	—	—	—	—	159	—	159
Fixed index annuity and index life embedded derivatives, net of related hedges(a)	(117)	—	(117)	(3)	—	(3)	(766)	—	(766)
All other derivatives and hedge accounting(b)	(43)	(181)	(224)	(6)	9	3	(94)	423	329
Sales of alternative investments and real estate investments	179	43	222	794	237	1,031	158	(96)	62
Other	(57)	(13)	(70)	176	—	176	14	—	14
Net realized gains (losses) – excluding Fortitude Re funds withheld embedded derivative	141	(397)	(256)	1,515	924	2,439	(765)	1,002	237
Net realized gains (losses) on Fortitude Re funds withheld embedded derivative	—	6,347	6,347	—	(687)	(687)	—	(3,978)	(3,978)
Net realized gains (losses)	$141	$5,950	$6,091	$1,515	$237	$1,752	$(765)	$(2,976)	$(3,741)
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(a)The results for the years ended December 31, 2022 and 2021 have been updated to reflect the adoption of LDTI. No updates have been made to the results for the year ended December 31, 2020 as our effective date for LDTI adoption was January 1, 2021.
(b)There is no 2022 or 2021 activity for Variable Annuity Embedded Derivatives, net of related hedges, and certain Index Annuity Embedded Derivatives, net of related hedges, because guaranteed benefit riders on annuity contracts are accounted for as MRBs after the adoption of LDTI effective on January 1, 2021. Derivative activity related to hedging certain MRBs is recorded in Change in the fair value of MRBs, net. For additional disclosures about MRBs, see Note 13.

	Years Ended December 31,
(in millions)	2022	2021
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Fixed maturity securities	$(40,386)	$(7,457)
Other investments	(15)	—
Total increase (decrease) in unrealized appreciation (depreciation) of investments	$(40,401)	$(7,457)
The following table summarizes the unrealized gains and losses recognized in Net investment income during the reporting period on equity securities and other invested assets still held at the reporting date:

	Years Ended December 31,
	2022			2021
(in millions)	Equities	Other Invested Assets	Total	Equities	Other Invested Assets	Total
Net gains (losses) recognized during the period on equity securities and other investments	$(82)	$353	$271	$(290)	$1,362	$1,072
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	(46)	(11)	(57)	(255)	30	(225)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	$(36)	$364	$328	$(35)	$1,332	$1,297

Rollforward of the Changes In Allowance for Credit Losses

	Years Ended December 31,
	2022			2021			2020
(in millions)	Structured	Non-Structured	Total	Structured	Non-Structured	Total	Structured	Non-Structured	Total
Balance, beginning of year	$8	$70	$78	$14	$117	$131	$5	$—	$5
Additions:
Securities for which allowance for credit losses were not previously recorded	36	139	175	3	46	49	28	211	239
Purchases of available for sale debt securities accounted for as purchased credit deteriorated assets	—	—	—	—	—	—	25	—	25
Accretion of available for sale debt securities accounted for as purchased credit deteriorated assets	—	—	—	—	—	—	1	—	1
Reductions:
Securities sold during the period	(3)	(48)	(51)	(4)	(19)	(23)	(3)	(21)	(24)
Additional net increases or decreases to the allowance for credit losses on securities that had an allowance recorded in a previous period, for which there was no intent to sell before recovery, amortized cost basis	(14)	(15)	(29)	(5)	(55)	(60)	(42)	(4)	(46)
Write-offs charged against the allowance	—	(25)	(25)	—	(19)	(19)	—	(69)	(69)
Balance, end of year	$27	$121	$148	$8	$70	$78	$14	$117	$131

Schedule of Financial Instruments Owned and Pledged as Collateral

(in millions)	December 31, 2022	December 31, 2021
Fixed maturity securities available for sale	$2,968	$3,582

	Remaining Contractual Maturity of the Repurchase Agreements
(in millions)	Overnight and Continuous	Up to 30 Days	31 - 90 Days	91 - 364 Days	365 Days or Greater	Total
December 31, 2022
Bonds available for sale:
Non-U.S. governments	$—	$21	$—	$—	$—	$21
Corporate debt	—	2,370	577	—	—	2,947
Total	$—	$2,391	$577	$—	$—	$2,968
December 31, 2021
Bonds available for sale:
Non-U.S. governments	$48	$—	$—	$—	$—	$48
Corporate debt	128	61	22	—	—	211
Total	$176	$61	$22	$—	$—	$259
The following table presents the fair value of securities pledged under our securities lending agreements by collateral type and by remaining contractual maturity:

	Remaining Contractual Maturity of the Securities Lending Agreements
(in millions)	Overnight and Continuous	Up to 30 Days	31 - 90 Days	91 - 364 Days	365 Days or Greater	Total
December 31, 2021
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$—	$—	$106	$—	$—	$106
Non-U.S. government	—	—	43	—	—	43
Corporate debt	—	534	2,640	—	—	3,174
Total	$—	$534	$2,789	$—	$—	$3,323